Other Long-term Liabilities (Details)	12 Months Ended
Dec. 31, 2017
Sunrise Oil Sands Partnership
Disclosure of joint operations [line items]
Term Of joint operation	20 years
Supply vessel lease | West White Rose Project
Disclosure of joint operations [line items]
Term Of joint operation	10 years
Refining feedstock transportation arrangement | West White Rose Project
Disclosure of joint operations [line items]
Term Of joint operation	5 years
Hydrogen supply arrangement | West White Rose Project
Disclosure of joint operations [line items]
Term Of joint operation	18 years